Subsequent Events (Details) $ / shares in Units, $ in Thousands, € in Millions				1 Months Ended
	Apr. 29, 2022 $ / shares	Apr. 29, 2022 $ / shares	Feb. 22, 2022 $ / shares	Mar. 31, 2022 EUR (€) AnnualPayment	Feb. 28, 2022 CAD ($) $ / shares
Merkanti Holding plc
Subsequent Events
Number of Consecutive Annual Payments | AnnualPayment				3
Acquisition of Sparkasse (Holdings) Malta Ltd. | Merkanti Holding plc
Subsequent Events
Annual payment | €				€ 2.5
Cash dividends
Subsequent Events
Annual payment | $					$ 3,714
Dividends declared per share | (per share)	$ 0.34	$ 0.27	$ 0.18		$ 0.25